Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	¥ 3,401,487	¥ 3,800,271	¥ 3,727,252
Cost of sales (Notes 5, 8, 11 and 18)	1,727,654	1,865,887	1,865,780
Gross profit	1,673,833	1,934,384	1,861,472
Operating expenses (Notes 1, 5, 8, 11 and 18):
Selling, general and administrative expenses	1,142,591	1,250,674	1,189,004
Research and development expenses	302,376	328,500	308,979
Operating Expenses, Total	1,444,967	1,579,174	1,497,983
Operating profit	228,866	355,210	363,489
Other income (deductions):
Interest and dividend income	4,762	5,501	7,906
Interest expense	(1,061)	(584)	(500)
Other, net (Notes 1, 2 and 17)	12,084	(12,689)	12,344
Nonoperating Income (Expense), Total	15,785	(7,772)	19,750
Income before income taxes	244,651	347,438	383,239
Income taxes (Note 12)	82,681	116,105	118,000
Consolidated net income	161,970	231,333	265,239
Less: Net income attributable to noncontrolling interests	11,320	11,124	10,442
Net income attributable to Canon Inc.	¥ 150,650	¥ 220,209	¥ 254,797
Net income attributable to Canon Inc. shareholders per share (Note 16):
Basic	¥ 137.95	¥ 201.65	¥ 229.03
Diluted	137.95	201.65	229.03
Cash dividends per share	¥ 150.00	¥ 150.00	¥ 150.00